Cost Reduction and Manufacturing Capacity Rationalization - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 10,784	$ 1,800
Corporate and other unallocated costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	164	983
Cost of revenues
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 9,200	$ 800
Restructuring charges [Extensible Enumeration]	Cost of revenues	Cost of revenues
Selling, general and administrative expenses
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 1,600	$ 1,000
Restructuring charges [Extensible Enumeration]	Selling, general & administrative expenses	Selling, general & administrative expenses
Global Seating | Operating Segments
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 1,546	$ 131	$ 2,458
Electrical Systems | Operating Segments
Restructuring Cost and Reserve [Line Items]
Restructuring charges	3,745	8	674
Trim Systems & Components | Operating Segments
Restructuring Cost and Reserve [Line Items]
Restructuring charges	5,329	678	$ 202
Headcount reduction
Restructuring Cost and Reserve [Line Items]
Restructuring charges	8,400	1,800
Headcount reduction | Corporate and other unallocated costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	200	1,000
Headcount reduction | Global Seating | Operating Segments
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1,500	100
Headcount reduction | Electrical Systems | Operating Segments
Restructuring Cost and Reserve [Line Items]
Restructuring charges		3,700
Headcount reduction | Trim Systems & Components | Operating Segments
Restructuring Cost and Reserve [Line Items]
Restructuring charges	3,000	700
Facility exist and other
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 2,400
Facility exist and other | Operating Segments
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 2,300